Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Ordinary shares, par value (in dollars per share)	$ 0.0012	$ 0.0012
Ordinary shares, authorized	40,000,000	40,000,000
Ordinary shares, issued	31,164,004	31,164,004
Ordinary shares, outstanding	31,164,004	31,164,004